UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number      811-05328

                         CIM High Yield Securities
           (Exact name of registrant as specified in charter)
                 c/o INVESCO Institutional (N.A.), Inc.
                           400 W. Market Street
                                Suite 3300
                           Louisville, KY  40202
          (Address of principal executive offices) (Zip code)


                              Jeffrey Kupor
                     INVESCO Institutional, (N.A.) Inc.
                      1360 Peachtree Street, Suite 100
                            Atlanta, GA 30309
                  (Name and address of agent for service)

  Registrant's telephone number, including area code:     404-892-0896

                 Date of fiscal year end:      December 31

         Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



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                          PROXY VOTING RECORD

               FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

CIM High Yield Securities did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.



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                               SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant		CIM High Yield Securities


By (Signature and Title)*

                          George Baumann, President
                         (Principal Executive Officer)
Date

*Print the name and title of each signing officer under his or her signature.